Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Trade and other payables
25 Trade and other payables

	Non-current 2019 US$m	Current 2019 US$m	Total 2019 US$m	Non-current 2018 US$m	Current 2018 US$m	Total 2018 US$m
Trade payables	—	2,855	2,855	—	3,180	3,180
Other financial payables	272	668	940	256	653	909
Other payables	110	97	207	165	114	279
Deferred income(a)	143	200	343	176	234	410
Accruals	27	1,305	1,332	11	1,229	1,240
Employee entitlements	—	650	650	—	630	630
Royalties and mining taxes	4	596	600	1	487	488
Amounts owed to equity accounted units	167	104	271	156	67	223
Government grants deferred	71	5	76	76	6	82
Total	794	6,480	7,274	841	6,600	7,441

(a)	Deferred income includes contract liabilities of US$158 million (2018: US$198 million).

The fair value of trade payables and financial instruments within other payables approximates their carrying value.